Vanguard Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Basic Materials (3.2%)
	RPM International Inc.	3,357,413	199,766
	Royal Gold Inc.	1,698,662	148,990
	Steel Dynamics Inc.	5,298,188	119,421
	Scotts Miracle-Gro Co.	1,010,838	103,510
	NewMarket Corp.	246,010	94,190
	Balchem Corp.	831,867	82,122
	Ashland Global Holdings Inc.	1,556,067	77,912
	Huntsman Corp.	5,338,840	77,039
	Reliance Steel & Aluminum Co.	818,791	71,718
	WR Grace & Co.	1,728,814	61,546
	Commercial Metals Co.	3,072,469	48,514
	Olin Corp.	4,123,846	48,125
	Sensient Technologies Corp.	1,097,737	47,763
*	Axalta Coating Systems Ltd.	2,734,161	47,219
*	Univar Solutions Inc.	4,352,995	46,664
	Stepan Co.	523,379	46,298
*	Element Solutions Inc.	5,516,628	46,119
	PolyOne Corp.	2,334,387	44,283
	Innospec Inc.	635,064	44,131
	Quaker Chemical Corp.	344,098	43,453
[1]	Cleveland-Cliffs Inc.	10,288,249	40,639
*	Ingevity Corp.	1,080,437	38,031
	Chemours Co.	4,225,537	37,480
	HB Fuller Co.	1,331,674	37,194
	Cabot Corp.	1,324,630	34,599
	Compass Minerals International Inc.	875,685	33,688
	Minerals Technologies Inc.	911,744	33,060
	Domtar Corp.	1,477,851	31,981
*	Alcoa Corp.	4,789,023	29,500
	Kaiser Aluminum Corp.	410,687	28,452
[1]	United States Steel Corp.	4,429,284	27,949
*	GCP Applied Technologies Inc.	1,508,189	26,846
	Worthington Industries Inc.	953,444	25,028
	Carpenter Technology Corp.	1,234,281	24,068
	Hecla Mining Co.	12,805,373	23,306
	Schweitzer-Mauduit International Inc.	794,671	22,108
*	Ferro Corp.	2,126,185	19,901
	Materion Corp.	533,069	18,663
*	Coeur Mining Inc.	5,576,798	17,901
	PH Glatfelter Co.	1,171,634	14,317
[1]	GrafTech International Ltd.	1,752,808	14,233
	Warrior Met Coal Inc.	1,312,597	13,940

		Shares	Market Value ($000)
*	PQ Group Holdings Inc.	1,121,300	12,222
	Tredegar Corp.	741,135	11,584
	Tronox Holdings plc Class A	2,220,760	11,059
	Arch Coal Inc. Class A	374,455	10,822
	American Vanguard Corp.	716,926	10,367
	Schnitzer Steel Industries Inc. Class A	633,523	8,261
*	Kraton Corp.	861,629	6,979
*	Koppers Holdings Inc.	518,981	6,420
	Haynes International Inc.	309,080	6,370
	FutureFuel Corp.	523,661	5,902
	Kronos Worldwide Inc.	618,075	5,217
	Peabody Energy Corp.	1,743,242	5,055
*	Century Aluminum Co.	1,274,599	4,614
	SunCoke Energy Inc.	1,156,882	4,454
	US Silica Holdings Inc.	890,836	1,603
*,1	CONSOL Energy Inc.	266,006	982
*	Resolute Forest Products Inc.	560,225	706
*	Contura Energy Inc.	165,403	389
			2,204,673
Consumer Goods (6.5%)
	Pool Corp.	984,700	193,759
*	Zynga Inc. Class A	22,055,215	151,078
	Gentex Corp.	6,555,860	145,278
*	Post Holdings Inc.	1,648,558	136,781
	Ingredion Inc.	1,728,751	130,521
*	US Foods Holding Corp.	5,674,648	100,498
*	Deckers Outdoor Corp.	724,539	97,088
	Flowers Foods Inc.	4,653,386	95,487
*	Helen of Troy Ltd.	651,637	93,855
	Leggett & Platt Inc.	3,408,671	90,943
*	Middleby Corp.	1,452,021	82,591
*	Skechers U.S.A. Inc. Class A	3,470,784	82,396
*	Darling Ingredients Inc.	4,234,453	81,174
*,1	Mattel Inc.	8,965,544	78,986
*	Boston Beer Co. Inc. Class A	214,477	78,833
	Harley-Davidson Inc.	3,987,953	75,492
	Carter's Inc.	1,143,964	75,193
	Brunswick Corp.	2,110,289	74,641
	Hanesbrands Inc.	9,372,701	73,763
	Polaris Inc.	1,503,559	72,396
*	Herbalife Nutrition Ltd.	2,478,485	72,273
	Lancaster Colony Corp.	498,159	72,054
	WD-40 Co.	354,608	71,223
*,1	Beyond Meat Inc.	1,034,518	68,899
*	TreeHouse Foods Inc.	1,453,661	64,179
	Valvoline Inc.	4,880,833	63,890
	Sanderson Farms Inc.	516,372	63,679
	Toll Brothers Inc.	3,270,259	62,952
	Thor Industries Inc.	1,358,195	57,289
*	Tempur Sealy International Inc.	1,262,213	55,171
	Columbia Sportswear Co.	786,934	54,904
*	Hain Celestial Group Inc.	2,023,255	52,544
[1]	Energizer Holdings Inc.	1,610,772	48,726
	J&J Snack Foods Corp.	391,066	47,319
	Steven Madden Ltd.	1,956,202	45,443
	Spectrum Brands Holdings Inc.	1,201,091	43,684
	KB Home	2,289,266	41,436
	LCI Industries	613,943	41,030

		Shares	Market Value ($000)
*	Capri Holdings Ltd.	3,724,532	40,188
*	Dorman Products Inc.	720,168	39,804
*	Fox Factory Holding Corp.	945,949	39,730
*	Fitbit Inc. Class A	5,917,319	39,409
	Reynolds Consumer Products Inc.	1,311,101	38,245
*	Taylor Morrison Home Corp. Class A	3,446,357	37,910
	Goodyear Tire & Rubber Co.	6,060,935	35,275
*	Visteon Corp.	724,840	34,778
*	Meritage Homes Corp.	941,238	34,365
	Herman Miller Inc.	1,526,716	33,893
*	Edgewell Personal Care Co.	1,403,639	33,800
	Cal-Maine Foods Inc.	738,785	32,492
*	TRI Pointe Group Inc.	3,603,475	31,602
*	Hostess Brands Inc. Class A	2,963,102	31,587
	Nu Skin Enterprises Inc. Class A	1,435,239	31,360
	Wolverine World Wide Inc.	1,988,649	30,227
	MDC Holdings Inc.	1,295,432	30,054
[1]	B&G Foods Inc.	1,655,529	29,949
*,1	iRobot Corp.	732,044	29,941
	Dana Inc.	3,720,699	29,059
	Vector Group Ltd.	3,050,614	28,737
*	Crocs Inc.	1,683,473	28,602
*,1	YETI Holdings Inc.	1,460,217	28,503
	Kontoor Brands Inc.	1,470,334	28,186
	HNI Corp.	1,114,248	28,068
	Universal Corp.	614,695	27,176
*	Gentherm Inc.	840,078	26,378
*	Central Garden & Pet Co. Class A	1,002,638	25,637
*	Meritor Inc.	1,918,416	25,419
	Coca-Cola Consolidated Inc.	119,980	25,019
	La-Z-Boy Inc.	1,199,276	24,645
*	Pilgrim's Pride Corp.	1,290,345	23,381
	Acushnet Holdings Corp.	873,775	22,474
	Fresh Del Monte Produce Inc.	808,798	22,331
	Sturm Ruger & Co. Inc.	426,450	21,711
	Steelcase Inc. Class A	2,193,969	21,654
	Cooper Tire & Rubber Co.	1,293,465	21,083
	Inter Parfums Inc.	447,753	20,753
*	Delphi Technologies plc	2,235,405	17,995
*	USANA Health Sciences Inc.	306,654	17,712
*	BellRing Brands Inc. Class A	1,020,674	17,403
*	Welbilt Inc.	3,284,367	16,849
	Seaboard Corp.	5,986	16,837
*	Cavco Industries Inc.	111,633	16,180
	Oxford Industries Inc.	423,193	15,345
[1]	Tootsie Roll Industries Inc.	409,790	14,736
	Andersons Inc.	764,748	14,339
*	Sonos Inc.	1,682,688	14,269
*	Sleep Number Corp.	694,563	13,308
	Knoll Inc.	1,277,336	13,182
*,1	National Beverage Corp.	303,394	12,940
	Callaway Golf Co.	1,227,092	12,541
	ACCO Brands Corp.	2,413,315	12,187
	Interface Inc. Class A	1,524,794	11,527
*	American Axle & Manufacturing Holdings Inc.	2,920,475	10,543
	National Presto Industries Inc.	137,107	9,709
*	American Woodmark Corp.	199,137	9,075
	Medifast Inc.	143,713	8,982

		Shares	Market Value ($000)
	Signet Jewelers Ltd.	1,357,397	8,755
*	G-III Apparel Group Ltd.	1,107,738	8,530
*	elf Beauty Inc.	843,561	8,301
*	Central Garden & Pet Co. Class A	297,552	8,183
*,1	GoPro Inc. Class A	3,121,384	8,178
*	Vista Outdoor Inc.	747,723	6,580
	Ethan Allen Interiors Inc.	621,448	6,351
*	American Outdoor Brands Corp.	681,159	5,654
	Movado Group Inc.	411,640	4,866
*	Tenneco Inc. Class A	1,345,410	4,843
*	Cooper-Standard Holdings Inc.	403,997	4,149
*,1	Fossil Group Inc.	573,387	1,886
*,1	Revlon Inc. Class A	161,657	1,767
	Tupperware Brands Corp.	625,258	1,013
			4,525,588
Consumer Services (9.9%)
	Cable One Inc.	132,990	218,637
*	Trade Desk Inc. Class A	1,031,675	199,113
	Service Corp. International	4,496,221	175,847
*	Bright Horizons Family Solutions Inc.	1,506,902	153,704
*	Burlington Stores Inc.	857,333	135,853
*	Liberty Media Corp.-Liberty Formula One Class C	4,968,643	135,296
	Casey's General Stores Inc.	952,160	126,152
*	Etsy Inc.	3,068,399	117,949
	Dunkin' Brands Group Inc.	2,146,705	113,990
	New York Times Co. Class A	3,632,133	111,543
*,1	Chegg Inc.	2,977,200	106,524
*	IAA Inc.	3,456,930	103,570
*	Planet Fitness Inc. Class A	2,119,383	103,214
*	Five Below Inc.	1,442,066	101,493
*	Madison Square Garden Co. Class A	475,804	100,590
*	Grubhub Inc.	2,368,512	96,470
*	Caesars Entertainment Corp.	14,125,551	95,489
*	Grand Canyon Education Inc.	1,248,345	95,230
*	ServiceMaster Global Holdings Inc.	3,507,787	94,710
*	BJ's Wholesale Club Holdings Inc.	3,551,110	90,447
	Churchill Downs Inc.	875,895	90,173
	Williams-Sonoma Inc.	2,010,869	85,502
	Dolby Laboratories Inc. Class A	1,571,747	85,204
	Wyndham Hotels & Resorts Inc.	2,464,172	77,646
	Vail Resorts Inc.	521,761	77,069
*	frontdoor Inc.	2,190,261	76,177
	Strategic Education Inc.	539,481	75,398
*	Performance Food Group Co.	3,027,927	74,850
	H&R Block Inc.	5,193,278	73,121
	Wendy's Co.	4,769,922	70,976
	Texas Roadhouse Inc. Class A	1,705,442	70,435
	L Brands Inc.	6,087,776	70,375
*	Floor & Decor Holdings Inc. Class A	2,091,886	67,129
*	JetBlue Airways Corp.	7,497,682	67,104
	AMERCO	228,066	66,265
	Nexstar Media Group Inc. Class A	1,133,472	65,435
	Morningstar Inc.	552,150	64,187
*	Murphy USA Inc.	756,336	63,805
	Foot Locker Inc.	2,769,779	61,074
*	Qurate Retail Inc. Class A	9,979,428	60,924
	TEGNA Inc.	5,608,685	60,910
	Wingstop Inc.	761,960	60,728

		Shares	Market Value ($000)
*	AutoNation Inc.	2,077,602	58,298
	Choice Hotels International Inc.	938,162	57,462
*	Sprouts Farmers Market Inc.	3,049,137	56,683
*	LiveRamp Holdings Inc.	1,661,169	54,686
*	Stamps.com Inc.	419,618	54,584
	Cracker Barrel Old Country Store Inc.	619,307	51,539
	Marriott Vacations Worldwide Corp.	924,600	51,389
	Gap Inc.	7,236,738	50,947
	Wyndham Destinations Inc.	2,344,876	50,884
	TripAdvisor Inc.	2,781,251	48,366
	John Wiley & Sons Inc. Class A	1,227,631	46,024
	Lithia Motors Inc. Class A	556,150	45,488
*	Grocery Outlet Holding Corp.	1,263,561	43,391
[1]	Nordstrom Inc.	2,809,228	43,094
*	Simply Good Foods Co.	2,208,806	42,542
	Sabre Corp.	7,076,501	41,964
*,1	Ollie's Bargain Outlet Holdings Inc.	897,631	41,596
[1]	World Wrestling Entertainment Inc. Class A	1,225,942	41,596
	KAR Auction Services Inc.	3,323,762	39,885
*	National Vision Holdings Inc.	2,043,887	39,692
	Aaron's Inc.	1,735,941	39,545
[1]	Macy's Inc.	7,986,383	39,213
*	RH	387,212	38,903
*	Cargurus Inc. Class A	2,007,596	38,024
*	Adtalem Global Education Inc.	1,391,256	37,272
	Graham Holdings Co. Class B	106,769	36,426
*	Penn National Gaming Inc.	2,855,743	36,125
*,1	Carvana Co. Class A	652,001	35,919
	Monro Inc.	816,599	35,775
*	Hilton Grand Vacations Inc.	2,210,274	34,856
	Extended Stay America Inc.	4,727,794	34,560
	Core-Mark Holding Co. Inc.	1,178,449	33,668
	Dick's Sporting Goods Inc.	1,568,881	33,354
	Hillenbrand Inc.	1,740,186	33,255
*	2U Inc.	1,558,724	33,076
	Papa John's International Inc.	617,864	32,975
	SkyWest Inc.	1,238,605	32,439
	American Eagle Outfitters Inc.	3,933,633	31,272
*	Laureate Education Inc. Class A	2,967,010	31,183
*	Yelp Inc. Class A	1,720,368	31,018
	PriceSmart Inc.	587,872	30,893
	Boyd Gaming Corp.	2,008,330	28,960
*,1	Shake Shack Inc. Class A	741,870	27,998
	Allegiant Travel Co. Class A	338,994	27,730
	Cinemark Holdings Inc.	2,720,888	27,726
*	Asbury Automotive Group Inc.	499,388	27,581
*,1	Peloton Interactive Inc. Class A	1,017,339	27,010
	Sinclair Broadcast Group Inc. Class A	1,644,939	26,451
*	AMC Networks Inc. Class A	1,081,116	26,282
	Six Flags Entertainment Corp.	2,078,486	26,064
*	Sally Beauty Holdings Inc.	3,003,484	24,268
	Penske Automotive Group Inc.	835,903	23,405
	Office Depot Inc.	14,115,511	23,149
*,1	Eldorado Resorts Inc.	1,606,659	23,136
*,1	Spirit Airlines Inc.	1,771,099	22,829
*	Urban Outfitters Inc.	1,521,219	21,662
	Jack in the Box Inc.	612,344	21,463
*	WW International Inc.	1,218,630	20,607

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	456,789	20,217
*,1	Rite Aid Corp.	1,347,173	20,208
*	Avis Budget Group Inc.	1,432,078	19,906
*	K12 Inc.	1,007,317	18,998
	Matthews International Corp. Class A	775,792	18,766
	Rent-A-Center Inc.	1,272,545	17,994
[1]	Cheesecake Factory Inc.	1,037,830	17,726
	Weis Markets Inc.	422,017	17,581
*,1	Stitch Fix Inc. Class A	1,355,058	17,209
*	Liberty Media Corp.-Liberty Formula One Class A	657,737	16,983
	Bloomin' Brands Inc.	2,233,302	15,946
*	Hertz Global Holdings Inc.	2,560,541	15,824
*	Lions Gate Entertainment Corp. Class B	2,819,296	15,732
[1]	Abercrombie & Fitch Co. Class A	1,624,743	14,769
	Red Rock Resorts Inc. Class A	1,720,320	14,709
*	SeaWorld Entertainment Inc.	1,322,488	14,574
	Big Lots Inc.	1,011,716	14,387
	Scholastic Corp.	562,333	14,334
*,1	Scientific Games Corp.	1,443,691	14,004
[1]	Bed Bath & Beyond Inc.	3,117,944	13,127
*	Herc Holdings Inc.	641,278	13,121
*	Upwork Inc.	2,026,143	13,069
*	United Natural Foods Inc.	1,377,944	12,650
	Hawaiian Holdings Inc.	1,199,328	12,521
*,1	Groupon Inc. Class A	12,551,519	12,303
[1]	Meredith Corp.	991,517	12,116
*	Quotient Technology Inc.	1,824,647	11,860
	Dine Brands Global Inc.	413,347	11,855
*	MSG Networks Inc. Class A	1,150,040	11,730
	Brinker International Inc.	971,642	11,669
[1]	Buckle Inc.	765,759	10,499
[1]	Dave & Buster's Entertainment Inc.	799,649	10,459
*,1	ANGI Homeservices Inc. Class A	1,975,027	10,369
	EW Scripps Co. Class A	1,348,813	10,170
*,1	Lions Gate Entertainment Corp. Class A	1,571,094	9,552
*	Zumiez Inc.	534,757	9,262
*	BrightView Holdings Inc.	821,663	9,088
[1]	Dillard's Inc. Class A	243,112	8,983
	Designer Brands Inc. Class A	1,587,040	7,903
*,1	GameStop Corp. Class A	2,239,078	7,837
[1]	Children's Place Inc.	382,990	7,491
	Sonic Automotive Inc. Class A	564,005	7,490
*	Cars.com Inc.	1,700,833	7,314
	Guess? Inc.	1,023,407	6,928
	BJ's Restaurants Inc.	495,122	6,877
	National CineMedia Inc.	1,969,996	6,422
*	TrueCar Inc.	2,481,161	6,004
*	Clear Channel Outdoor Holdings Inc.	9,052,698	5,794
*	Houghton Mifflin Harcourt Co.	2,759,077	5,187
	Caleres Inc.	983,769	5,116
	Entercom Communications Corp. Class A	2,988,301	5,110
*	Genesco Inc.	368,067	4,910
*	American Public Education Inc.	191,063	4,572
	Gannett Co. Inc.	3,037,923	4,496
[1]	AMC Entertainment Holdings Inc. Class A	1,381,911	4,367
	Chico's FAS Inc.	2,964,204	3,824
*	El Pollo Loco Holdings Inc.	442,836	3,742
	Systemax Inc.	204,606	3,628

		Shares	Market Value ($000)
*	Regis Corp.	603,044	3,564
*	Liberty TripAdvisor Holdings Inc. Class A	1,852,492	3,335
*	Michaels Cos. Inc.	2,035,358	3,297
*,1	RealReal Inc.	447,347	3,136
*,1	Revolve Group Inc. Class A	357,372	3,088
	Emerald Holding Inc.	749,734	1,942
*	Lands' End Inc.	310,545	1,658
*,1	At Home Group Inc.	680,504	1,375
*,1	Party City Holdco Inc.	1,270,284	582
*	Biglari Holdings Inc. Class A	629	187
			6,827,936
Financials (23.4%)
	Equity LifeStyle Properties Inc.	4,477,869	257,388
	Medical Properties Trust Inc.	13,398,006	231,652
	Brown & Brown Inc.	6,200,812	224,593
	CyrusOne Inc.	2,930,254	180,943
	Kilroy Realty Corp.	2,744,477	174,823
	Apollo Global Management Inc. Class A	5,183,538	173,649
	RenaissanceRe Holdings Ltd.	1,143,271	170,713
	Americold Realty Trust	4,964,845	169,003
	American Homes 4 Rent Class A	6,607,924	153,304
	Assurant Inc.	1,449,463	150,875
	Omega Healthcare Investors Inc.	5,657,191	150,142
	VICI Properties Inc.	8,940,462	148,769
	Gaming and Leisure Properties Inc.	5,281,093	146,339
	National Retail Properties Inc.	4,443,713	143,043
	Apartment Investment & Management Co. Class A	3,852,910	135,430
	CubeSmart	5,010,071	134,220
	Commerce Bancshares Inc.	2,620,409	131,938
	Douglas Emmett Inc.	4,314,144	131,625
	American Financial Group Inc.	1,867,455	130,871
	Healthcare Trust of America Inc. Class A	5,366,742	130,304
	Kemper Corp.	1,637,011	121,744
	Rexford Industrial Realty Inc.	2,870,563	117,722
	First American Financial Corp.	2,760,982	117,093
	Life Storage Inc.	1,208,492	114,263
	Lamar Advertising Co. Class A	2,223,954	114,044
	LPL Financial Holdings Inc.	2,091,082	113,818
	Old Republic International Corp.	7,463,020	113,811
	CoreSite Realty Corp.	974,697	112,967
	Prosperity Bancshares Inc.	2,316,566	111,774
	Cousins Properties Inc.	3,797,750	111,160
	First Industrial Realty Trust Inc.	3,286,743	109,218
	New York Community Bancorp Inc.	11,487,993	107,872
	Signature Bank	1,324,814	106,502
	JBG SMITH Properties	3,291,594	104,771
	Legg Mason Inc.	2,134,536	104,272
	EastGroup Properties Inc.	993,356	103,786
	Hudson Pacific Properties Inc.	4,011,999	101,744
*,1	Zillow Group Inc. Class C	2,794,602	100,662
	STORE Capital Corp. Class A	5,470,237	99,121
	American Campus Communities Inc.	3,557,314	98,715
	Erie Indemnity Co. Class A	656,794	97,363
	East West Bancorp Inc.	3,765,718	96,930
	RLI Corp.	1,100,694	96,784
	Healthcare Realty Trust Inc.	3,464,276	96,757
	Highwoods Properties Inc.	2,685,775	95,130
	Equity Commonwealth	2,998,014	95,067

		Shares	Market Value ($000)
	Primerica Inc.	1,069,551	94,634
	Hanover Insurance Group Inc.	1,017,814	92,194
	TCF Financial Corp.	3,960,940	89,755
	Eaton Vance Corp.	2,781,568	89,706
	Terreno Realty Corp.	1,732,431	89,653
	First Financial Bankshares Inc.	3,324,573	89,232
	Popular Inc.	2,503,137	87,610
	QTS Realty Trust Inc. Class A	1,501,607	87,108
	Jefferies Financial Group Inc.	6,197,891	84,725
	Cullen/Frost Bankers Inc.	1,453,501	81,091
	Glacier Bancorp Inc.	2,372,160	80,665
	Axis Capital Holdings Ltd.	2,061,175	79,664
	Community Bank System Inc.	1,341,905	78,904
	Rayonier Inc.	3,343,579	78,741
	SLM Corp.	10,919,470	78,511
	STAG Industrial Inc.	3,441,643	77,506
	Selective Insurance Group Inc.	1,534,005	76,240
	FirstCash Inc.	1,048,750	75,237
	White Mountains Insurance Group Ltd.	82,219	74,819
[1]	Agree Realty Corp.	1,182,887	73,221
	Western Alliance Bancorp	2,390,824	73,183
	Brixmor Property Group Inc.	7,698,324	73,134
	Valley National Bancorp	9,902,051	72,384
	Unum Group	4,793,260	71,947
	Affiliated Managers Group Inc.	1,210,659	71,598
	Starwood Property Trust Inc.	6,933,389	71,067
	Pinnacle Financial Partners Inc.	1,879,138	70,543
	CVB Financial Corp.	3,483,382	69,842
	Stifel Financial Corp.	1,679,760	69,340
*,1	Credit Acceptance Corp.	267,561	68,413
	Physicians Realty Trust	4,880,952	68,040
*	Brighthouse Financial Inc.	2,790,596	67,449
	Spirit Realty Capital Inc.	2,577,609	67,404
	Radian Group Inc.	5,198,210	67,317
	Jones Lang LaSalle Inc.	666,206	67,273
	PS Business Parks Inc.	496,149	67,238
	Lazard Ltd. Class A	2,769,818	65,257
	First Horizon National Corp.	8,078,872	65,116
*	Cannae Holdings Inc.	1,929,169	64,608
	Corporate Office Properties Trust	2,890,323	63,963
	Essent Group Ltd.	2,416,862	63,660
	People's United Financial Inc.	5,753,385	63,575
	Lexington Realty Trust Class B	6,398,646	63,539
	Synovus Financial Corp.	3,597,758	63,177
	Janus Henderson Group plc	4,118,229	63,091
	Taubman Centers Inc.	1,504,229	62,997
	FNB Corp.	8,502,672	62,665
	Umpqua Holdings Corp.	5,728,889	62,445
	Blackstone Mortgage Trust Inc. Class A	3,311,220	61,655
	Assured Guaranty Ltd.	2,342,109	60,403
	United Bankshares Inc.	2,614,444	60,341
	Ares Management Corp. Class A	1,931,401	59,738
	Bank of Hawaii Corp.	1,047,434	57,860
	Old National Bancorp	4,368,618	57,622
	Independent Bank Corp.	894,052	57,550
	MGIC Investment Corp.	9,016,733	57,256
	Piedmont Office Realty Trust Inc. Class A	3,238,377	57,190
	Houlihan Lokey Inc. Class A	1,077,751	56,172

		Shares	Market Value ($000)
	First Hawaiian Inc.	3,387,544	55,996
	CenterState Bank Corp.	3,234,869	55,737
	UMB Financial Corp.	1,196,021	55,471
	PacWest Bancorp	3,062,378	54,878
	Sabra Health Care REIT Inc.	5,015,377	54,768
	Sterling Bancorp	5,214,246	54,489
	Webster Financial Corp.	2,375,967	54,410
	New Residential Investment Corp.	10,764,575	53,930
*	Howard Hughes Corp.	1,060,399	53,571
	National Health Investors Inc.	1,081,237	53,543
	Associated Banc-Corp.	4,133,127	52,863
	Bank OZK	3,164,432	52,846
	Washington Federal Inc.	2,020,912	52,463
	PotlatchDeltic Corp.	1,650,489	51,809
	Simmons First National Corp. Class A	2,784,846	51,241
	South State Corp.	866,263	50,876
	Sunstone Hotel Investors Inc.	5,821,649	50,707
	Apple Hospitality REIT Inc.	5,504,573	50,477
	Outfront Media Inc.	3,716,437	50,098
	Washington REIT	2,088,840	49,861
	Columbia Banking System Inc.	1,856,651	49,758
[1]	EPR Properties	2,031,764	49,209
	Park Hotels & Resorts Inc.	6,177,144	48,861
*	Zillow Group Inc. Class A	1,434,910	48,744
	Wintrust Financial Corp.	1,481,238	48,673
	IBERIABANK Corp.	1,344,077	48,602
	Fulton Financial Corp.	4,219,118	48,478
*	Enstar Group Ltd.	303,359	48,249
	CNO Financial Group Inc.	3,893,672	48,243
	Brandywine Realty Trust	4,557,340	47,943
	Federated Hermes Inc. Class B	2,483,990	47,320
	BancorpSouth Bank	2,460,385	46,550
	Paramount Group Inc.	5,282,110	46,483
	Home BancShares Inc.	3,856,760	46,243
	Cathay General Bancorp	1,993,952	45,761
	BankUnited Inc.	2,439,668	45,622
	Weingarten Realty Investors	3,153,204	45,501
	Ryman Hospitality Properties Inc.	1,267,252	45,431
	Atlantic Union Bankshares Corp.	2,067,351	45,275
	Investors Bancorp Inc.	5,659,330	45,218
	Chimera Investment Corp.	4,872,445	44,339
	American Equity Investment Life Holding Co.	2,357,422	44,320
	Hancock Whitney Corp.	2,238,264	43,691
*	Genworth Financial Inc. Class A	13,027,529	43,251
	Navient Corp.	5,701,035	43,214
	CIT Group Inc.	2,465,143	42,548
	Empire State Realty Trust Inc. Class A	4,683,772	41,967
	Kennedy-Wilson Holdings Inc.	3,126,256	41,954
	Virtu Financial Inc. Class A	1,976,782	41,157
	International Bancshares Corp.	1,506,738	40,501
	WesBanco Inc.	1,700,402	40,300
	Ameris Bancorp	1,691,745	40,196
	Capitol Federal Financial Inc.	3,448,466	40,037
	Westamerica Bancorp	674,150	39,627
	Evercore Inc. Class A	857,831	39,512
	FGL Holdings	4,019,929	39,395
	Horace Mann Educators Corp.	1,067,643	39,065
	First Midwest Bancorp Inc.	2,888,052	38,223

		Shares	Market Value ($000)
	United Community Banks Inc.	2,072,980	37,956
	First Merchants Corp.	1,426,213	37,780
	Columbia Property Trust Inc.	3,009,602	37,620
*,1	LendingTree Inc.	201,754	37,000
	OneMain Holdings Inc.	1,933,520	36,969
	First Financial Bancorp	2,476,192	36,920
	Pebblebrook Hotel Trust	3,390,212	36,919
	CareTrust REIT Inc.	2,465,133	36,459
	GEO Group Inc.	2,979,647	36,232
	Moelis & Co. Class A	1,272,796	35,766
	NBT Bancorp Inc.	1,097,420	35,545
	ServisFirst Bancshares Inc.	1,193,331	34,988
	ProAssurance Corp.	1,396,993	34,925
	CoreCivic Inc.	3,085,086	34,460
	Trustmark Corp.	1,476,686	34,407
	First Citizens BancShares Inc. Class A	102,380	34,079
	Office Properties Income Trust	1,248,449	34,020
	Hamilton Lane Inc. Class A	614,627	33,995
	RLJ Lodging Trust	4,392,775	33,912
	WSFS Financial Corp.	1,339,392	33,378
*	Cushman & Wakefield plc	2,830,031	33,225
	First Interstate BancSystem Inc. Class A	1,130,993	32,618
*	PRA Group Inc.	1,171,890	32,485
	Universal Health Realty Income Trust	318,093	32,067
	Mack-Cali Realty Corp.	2,105,304	32,064
	Safety Insurance Group Inc.	378,351	31,944
	LTC Properties Inc.	1,031,874	31,885
	Employers Holdings Inc.	784,530	31,781
	BOK Financial Corp.	744,464	31,684
	Towne Bank	1,732,865	31,348
*	Redfin Corp.	2,029,664	31,297
	Argo Group International Holdings Ltd.	844,294	31,290
	Northwest Bancshares Inc.	2,664,171	30,824
	American Assets Trust Inc.	1,228,527	30,713
	Global Net Lease Inc.	2,296,097	30,699
	Walker & Dunlop Inc.	757,439	30,502
*	Green Dot Corp. Class A	1,198,655	30,434
	First Bancorp	5,708,193	30,368
	Renasant Corp.	1,387,804	30,310
	Xenia Hotels & Resorts Inc.	2,906,064	29,932
	Industrial Logistics Properties Trust	1,694,612	29,723
	Artisan Partners Asset Management Inc. Class A	1,380,659	29,670
	Great Western Bancorp Inc.	1,435,922	29,408
	National General Holdings Corp.	1,768,025	29,261
	Apollo Commercial Real Estate Finance Inc.	3,943,215	29,259
*	Texas Capital Bancshares Inc.	1,308,744	29,015
[1]	Santander Consumer USA Holdings Inc.	2,085,269	29,006
	Banner Corp.	875,858	28,938
	Mercury General Corp.	709,267	28,881
	Uniti Group Inc.	4,755,675	28,677
	Retail Properties of America Inc. Class A	5,525,241	28,565
[1]	Kinsale Capital Group Inc.	271,390	28,368
	Acadia Realty Trust	2,232,417	27,660
	Cohen & Steers Inc.	607,178	27,596
	Park National Corp.	355,004	27,562
	S&T Bancorp Inc.	998,729	27,285
	PennyMac Mortgage Investment Trust	2,548,366	27,064
	Pacific Premier Bancorp Inc.	1,424,665	26,841

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	7,008,799	26,704
	Hilltop Holdings Inc.	1,750,463	26,467
	DiamondRock Hospitality Co.	5,157,325	26,199
	Urban Edge Properties	2,969,032	26,157
	City Holding Co.	390,220	25,961
	Hope Bancorp Inc.	3,043,029	25,014
*	Axos Financial Inc.	1,354,261	24,553
[1]	Broadmark Realty Capital Inc.	3,248,843	24,431
	Tompkins Financial Corp.	336,201	24,139
	Retail Opportunity Investments Corp.	2,829,301	23,455
	Nelnet Inc. Class A	512,785	23,286
	Eagle Bancorp Inc.	767,158	23,176
	Service Properties Trust	4,238,866	22,890
	Brookline Bancorp Inc.	2,027,572	22,871
	National Storage Affiliates Trust	766,441	22,687
	Diversified Healthcare Trust	6,183,596	22,446
	First Commonwealth Financial Corp.	2,454,099	22,430
	Colony Capital Inc.	12,673,571	22,179
	TFS Financial Corp.	1,420,882	21,697
	SITE Centers Corp.	4,035,668	21,026
	Independent Bank Group Inc.	880,459	20,849
	Kite Realty Group Trust	2,186,669	20,708
	Getty Realty Corp.	866,101	20,561
[1]	Macerich Co.	3,648,893	20,543
	Cadence Bancorp Class A	3,112,064	20,384
	Provident Financial Services Inc.	1,569,642	20,186
	Alexander & Baldwin Inc.	1,792,970	20,117
[1]	Waddell & Reed Financial Inc. Class A	1,719,707	19,570
	American National Insurance Co.	236,521	19,485
	BGC Partners Inc. Class A	7,444,618	18,760
	MFA Financial Inc.	11,744,893	18,205
	United Fire Group Inc.	555,710	18,122
	Piper Sandler Cos.	355,826	17,994
	National Bank Holdings Corp. Class A	749,652	17,917
*	LendingClub Corp.	2,277,566	17,879
*	Encore Capital Group Inc.	763,863	17,859
	Kearny Financial Corp.	2,052,669	17,632
	Flagstar Bancorp Inc.	881,866	17,487
*	Columbia Financial Inc.	1,204,065	17,339
	BancFirst Corp.	519,325	17,330
	American Finance Trust Inc. Class A	2,760,726	17,255
*	Focus Financial Partners Inc. Class A	737,714	16,975
	Berkshire Hills Bancorp Inc.	1,127,497	16,755
	Newmark Group Inc. Class A	3,915,308	16,640
	Investors Real Estate Trust	301,349	16,574
*	Marcus & Millichap Inc.	601,516	16,301
	iStar Inc.	1,527,631	16,208
	Boston Private Financial Holdings Inc.	2,217,188	15,853
	PennyMac Financial Services Inc.	710,453	15,708
	Franklin Street Properties Corp.	2,688,771	15,407
	OFG Bancorp	1,351,546	15,110
*	Ambac Financial Group Inc.	1,204,946	14,869
	Redwood Trust Inc.	2,921,482	14,783
	Alexander's Inc.	53,309	14,711
*	Third Point Reinsurance Ltd.	1,985,081	14,709
	Invesco Mortgage Capital Inc.	4,165,508	14,204
*	St. Joe Co.	844,497	14,171
	Front Yard Residential Corp.	1,185,224	14,163

		Shares	Market Value ($000)
	Heartland Financial USA Inc.	468,831	14,159
[1]	Brookfield Property REIT Inc. Class A	1,593,681	13,530
	State Auto Financial Corp.	478,580	13,300
	ARMOUR Residential REIT Inc.	1,504,674	13,256
*	MBIA Inc.	1,842,379	13,155
	Virtus Investment Partners Inc.	170,104	12,947
	Northfield Bancorp Inc.	1,153,913	12,912
	FBL Financial Group Inc. Class A	272,413	12,713
	RPT Realty	2,030,040	12,241
[1]	Tanger Factory Outlet Centers Inc.	2,392,022	11,960
	Ladder Capital Corp. Class A	2,486,506	11,786
	Central Pacific Financial Corp.	736,100	11,704
	Dime Community Bancshares Inc.	835,104	11,449
	Urstadt Biddle Properties Inc. Class A	779,303	10,988
	Saul Centers Inc.	333,350	10,914
	RMR Group Inc. Class A	398,873	10,758
	National Western Life Group Inc. Class A	59,381	10,214
	Capstead Mortgage Corp.	2,406,899	10,109
	Realogy Holdings Corp.	2,968,367	8,935
	KKR Real Estate Finance Trust Inc.	579,479	8,698
	Colony Credit Real Estate Inc.	2,192,290	8,638
	TPG RE Finance Trust Inc.	1,563,353	8,583
	WisdomTree Investments Inc.	3,432,528	7,998
*	Tejon Ranch Co.	562,409	7,907
*,1	Seritage Growth Properties Class A	866,727	7,896
*	World Acceptance Corp.	142,387	7,776
*	Assetmark Financial Holdings Inc.	375,186	7,650
	Granite Point Mortgage Trust Inc.	1,416,623	7,182
	Summit Hotel Properties Inc.	1,319,656	5,569
	New Senior Investment Group Inc.	2,165,480	5,544
	Retail Value Inc.	412,541	5,054
*	Forestar Group Inc.	441,249	4,567
	CorePoint Lodging Inc.	1,050,001	4,116
[1]	Washington Prime Group Inc.	4,927,567	3,967
	Hersha Hospitality Trust Class A	1,005,259	3,599
	AG Mortgage Investment Trust Inc.	910,613	2,495
	Associated Capital Group Inc. Class A	77,714	2,378
*	Greenlight Capital Re Ltd. Class A	352,497	2,097
	GAMCO Investors Inc. Class A	186,176	2,046
[1]	Pennsylvania REIT	1,524,294	1,390
	Urstadt Biddle Properties Inc.	60,733	683
*,2	Frontier Financial Corp.	1	—
			16,241,010
Health Care (14.8%)
	STERIS plc	2,195,406	307,291
	West Pharmaceutical Services Inc.	1,915,405	291,620
*,1	Teladoc Health Inc.	1,873,606	290,428
*	Insulet Corp.	1,600,334	265,143
*	Molina Healthcare Inc.	1,623,206	226,778
*	Masimo Corp.	1,249,330	221,281
	PerkinElmer Inc.	2,877,644	216,629
*	Catalent Inc.	4,005,449	208,083
*	Neurocrine Biosciences Inc.	2,384,655	206,392
*	Bio-Rad Laboratories Inc. Class A	546,646	191,632
	Bio-Techne Corp.	986,764	187,110
*	Moderna Inc.	6,050,531	181,213
	Chemed Corp.	414,474	179,550
*	Sarepta Therapeutics Inc.	1,833,690	179,372

		Shares	Market Value ($000)
	Hill-Rom Holdings Inc.	1,728,724	173,910
	Encompass Health Corp.	2,553,752	163,517
*	Charles River Laboratories International Inc.	1,265,065	159,664
*	Ionis Pharmaceuticals Inc.	3,278,145	154,991
*	Amedisys Inc.	834,854	153,229
*	Horizon Therapeutics plc	4,844,125	143,483
*	Novocure Ltd.	2,050,284	138,066
*	PRA Health Sciences Inc.	1,637,967	136,017
*	Exelixis Inc.	7,867,130	135,472
*	Penumbra Inc.	813,156	131,186
*	Haemonetics Corp.	1,312,903	130,844
*	ACADIA Pharmaceuticals Inc.	2,988,640	126,270
*	Repligen Corp.	1,213,745	117,175
*	Avantor Inc.	8,872,180	110,814
*	Acceleron Pharma Inc.	1,167,517	104,925
*	LHC Group Inc.	734,301	102,949
*	ICU Medical Inc.	507,883	102,476
*	United Therapeutics Corp.	1,078,175	102,238
*	Quidel Corp.	969,606	94,837
*	Wright Medical Group NV	3,288,073	94,203
*	Tandem Diabetes Care Inc.	1,452,744	93,484
	Bruker Corp.	2,589,368	92,855
*	HealthEquity Inc.	1,827,387	92,447
*	Neogen Corp.	1,356,209	90,852
*	Iovance Biotherapeutics Inc.	2,937,839	87,944
*	Reata Pharmaceuticals Inc. Class A	605,120	87,343
*	Globus Medical Inc. Class A	1,990,996	84,677
*	Syneos Health Inc.	2,147,810	84,667
*	Guardant Health Inc.	1,214,643	84,539
*	Integra LifeSciences Holdings Corp.	1,887,777	84,327
*	Nektar Therapeutics Class A	4,550,132	81,220
*	Momenta Pharmaceuticals Inc.	2,934,608	79,821
*	Blueprint Medicines Corp.	1,324,646	77,465
*	Nevro Corp.	762,428	76,228
*	Global Blood Therapeutics Inc.	1,480,230	75,625
*	Mirati Therapeutics Inc.	934,881	71,864
*	Omnicell Inc.	1,085,615	71,195
*	NeoGenomics Inc.	2,564,588	70,808
*	Arrowhead Pharmaceuticals Inc.	2,449,762	70,480
*	NuVasive Inc.	1,347,003	68,239
*	Halozyme Therapeutics Inc.	3,790,358	68,189
*	PTC Therapeutics Inc.	1,516,720	67,661
*	FibroGen Inc.	1,917,663	66,639
*	Emergent BioSolutions Inc.	1,134,872	65,664
*	Immunomedics Inc.	4,570,697	61,613
*	Envista Holdings Corp.	4,106,849	61,356
*	Amicus Therapeutics Inc.	6,596,093	60,948
*	Ultragenyx Pharmaceutical Inc.	1,346,960	59,845
*	Alkermes plc	4,077,599	58,799
*	HMS Holdings Corp.	2,280,735	57,634
*	Agios Pharmaceuticals Inc.	1,590,022	56,414
*	iRhythm Technologies Inc.	683,911	55,636
*	Arena Pharmaceuticals Inc.	1,294,903	54,386
*	Natera Inc.	1,806,137	53,931
*	Medpace Holdings Inc.	699,435	51,325
*	MyoKardia Inc.	1,076,459	50,464
	Ensign Group Inc.	1,311,534	49,327
*	Prestige Consumer Healthcare Inc.	1,295,752	47,528

		Shares	Market Value ($000)
*	Bluebird Bio Inc.	1,001,130	46,012
	Healthcare Services Group Inc.	1,915,044	45,789
*	Merit Medical Systems Inc.	1,355,030	42,345
*	Acadia Healthcare Co. Inc.	2,291,107	42,042
	CONMED Corp.	733,899	42,030
*	Select Medical Holdings Corp.	2,780,374	41,706
*	Adaptive Biotechnologies Corp.	1,446,354	40,180
*	Intercept Pharmaceuticals Inc.	635,183	39,991
*	Xencor Inc.	1,318,182	39,387
*	Ironwood Pharmaceuticals Inc. Class A	3,852,412	38,871
*	Tenet Healthcare Corp.	2,693,041	38,780
*	Sage Therapeutics Inc.	1,341,162	38,518
*	Insmed Inc.	2,309,305	37,018
*	Pacira BioSciences Inc.	1,024,445	34,350
	Patterson Cos. Inc.	2,221,187	33,962
	Cantel Medical Corp.	936,235	33,611
*	Avanos Medical Inc.	1,236,611	33,302
*	Denali Therapeutics Inc.	1,878,225	32,888
*	Glaukos Corp.	1,062,515	32,789
*	BioTelemetry Inc.	833,428	32,095
*	Corcept Therapeutics Inc.	2,658,539	31,610
*,1	Ligand Pharmaceuticals Inc.	432,785	31,472
*	Alector Inc.	1,302,584	31,431
*,1	Allakos Inc.	692,213	30,797
*	Epizyme Inc.	1,885,607	29,246
	Luminex Corp.	1,048,158	28,856
*,1	Theravance Biopharma Inc.	1,208,307	27,924
*	REGENXBIO Inc.	857,622	27,770
*	Magellan Health Inc.	571,488	27,494
*	Turning Point Therapeutics Inc.	603,512	26,953
*	Myriad Genetics Inc.	1,825,532	26,123
*	Heron Therapeutics Inc.	2,205,714	25,895
*	Editas Medicine Inc.	1,263,358	25,052
*	Inogen Inc.	483,646	24,985
*	MEDNAX Inc.	2,066,481	24,054
*	Supernus Pharmaceuticals Inc.	1,290,820	23,222
*	Varex Imaging Corp.	996,122	22,622
	National HealthCare Corp.	314,364	22,549
*	Intra-Cellular Therapies Inc.	1,434,836	22,053
*,1	Allogene Therapeutics Inc.	1,099,720	21,379
*	Deciphera Pharmaceuticals Inc.	492,127	20,261
*	10X Genomics Inc. Class A	325,112	20,261
*	Endo International plc	5,263,881	19,476
*	STAAR Surgical Co.	576,595	18,601
*	Innoviva Inc.	1,579,900	18,580
*	Bridgebio Pharma Inc.	636,976	18,472
*,1	Shockwave Medical Inc.	521,737	17,311
*	Zogenix Inc.	696,827	17,233
*,1	Aimmune Therapeutics Inc.	1,146,480	16,532
*,1	Aerie Pharmaceuticals Inc.	1,201,837	16,225
*	HealthStream Inc.	673,123	16,121
*	Kodiak Sciences Inc.	333,706	15,918
*	Radius Health Inc.	1,194,760	15,532
*	Silk Road Medical Inc.	478,658	15,068
*	Brookdale Senior Living Inc.	4,778,840	14,910
*,1	Madrigal Pharmaceuticals Inc.	219,763	14,671
*	Tricida Inc.	642,131	14,127
*,1	OPKO Health Inc.	10,351,916	13,872

		Shares	Market Value ($000)
*,1	Portola Pharmaceuticals Inc.	1,899,964	13,547
*	Orthofix Medical Inc.	470,104	13,168
*	CorVel Corp.	236,251	12,878
	Phibro Animal Health Corp. Class A	512,676	12,391
*,1	Intellia Therapeutics Inc.	950,642	11,626
*	Gossamer Bio Inc.	1,107,360	11,240
*,1	Esperion Therapeutics Inc.	335,904	10,591
*	Amneal Pharmaceuticals Inc.	2,804,209	9,759
*	Natus Medical Inc.	414,814	9,595
*	Sangamo Therapeutics Inc.	1,504,483	9,584
*	Meridian Bioscience Inc.	1,104,964	9,282
*	Pennant Group Inc.	647,499	9,169
*	AnaptysBio Inc.	633,115	8,946
*,1	1Life Healthcare Inc.	475,511	8,630
*	REVOLUTION Medicines Inc.	368,320	8,070
	Owens & Minor Inc.	764,570	6,996
*,1	Tivity Health Inc.	1,106,862	6,962
*,1	SmileDirectClub Inc. Class A	1,456,951	6,804
*,1	Progyny Inc.	319,845	6,777
*,1	ZIOPHARM Oncology Inc.	2,705,423	6,628
*	Spectrum Pharmaceuticals Inc.	2,815,781	6,561
*,1	Precigen Inc.	1,698,626	5,775
*,1	Kiniksa Pharmaceuticals Ltd. Class A	351,246	5,437
*	Atara Biotherapeutics Inc.	637,693	5,427
*	Black Diamond Therapeutics Inc.	211,369	5,274
*,1	Akcea Therapeutics Inc.	360,243	5,151
*	Stoke Therapeutics Inc.	212,596	4,868
*	Option Care Health Inc.	456,008	4,318
*,1	Clovis Oncology Inc.	671,651	4,272
*	G1 Therapeutics Inc.	369,640	4,073
*,1	Rubius Therapeutics Inc.	832,840	3,706
*	Puma Biotechnology Inc.	432,737	3,652
*,1	TherapeuticsMD Inc.	3,049,125	3,232
*	Surgery Partners Inc.	235,240	1,536
*,1	Vir Biotechnology Inc.	43,666	1,496
*,1	Lexicon Pharmaceuticals Inc.	581,407	1,134
*	Five Star Senior Living Inc.	378,259	1,052
*	Akorn Inc.	1,222,325	686
*,1,2	Synergy Pharmaceuticals Inc.	2,001,166	13
			10,262,857
Industrials (20.5%)
*	Teledyne Technologies Inc.	944,303	280,713
	IDEX Corp.	1,968,990	271,937
*	Zebra Technologies Corp. Class A	1,395,739	256,258
	Booz Allen Hamilton Holding Corp. Class A	3,634,962	249,504
	Allegion plc	2,406,049	221,405
*	Fair Isaac Corp.	712,206	219,139
	Graco Inc.	4,315,936	210,316
	Carlisle Cos. Inc.	1,467,099	183,798
	Nordson Corp.	1,339,132	180,877
	Toro Co.	2,758,982	179,582
	Lennox International Inc.	947,809	172,302
	AptarGroup Inc.	1,655,790	164,817
	Jack Henry & Associates Inc.	996,802	154,744
*	Generac Holdings Inc.	1,620,365	150,969
	Universal Display Corp.	1,098,274	144,731
	Genpact Ltd.	4,920,809	143,688
	Watsco Inc.	845,529	133,619

		Shares	Market Value ($000)
	Donaldson Co. Inc.	3,263,208	126,058
*	HD Supply Holdings Inc.	4,294,493	122,092
*	Trex Co. Inc.	1,510,702	121,068
	BWX Technologies Inc.	2,465,953	120,117
	Sonoco Products Co.	2,588,946	119,998
*	WEX Inc.	1,120,368	117,134
	Quanta Services Inc.	3,684,189	116,899
*	FTI Consulting Inc.	973,854	116,639
*	Berry Global Group Inc.	3,422,896	115,386
*	AECOM	3,859,320	115,201
*	Stericycle Inc.	2,357,723	114,538
*	Euronet Worldwide Inc.	1,328,348	113,866
	Oshkosh Corp.	1,759,966	113,219
	MDU Resources Group Inc.	5,191,026	111,607
*	Arrow Electronics Inc.	2,108,602	109,373
	Owens Corning	2,814,764	109,241
	Lincoln Electric Holdings Inc.	1,582,478	109,191
*	Axon Enterprise Inc.	1,534,879	108,623
	National Instruments Corp.	3,224,198	106,656
	ITT Inc.	2,271,300	103,026
*	Mercury Systems Inc.	1,437,575	102,557
	Curtiss-Wright Corp.	1,105,813	102,188
	Knight-Swift Transportation Holdings Inc. Class A	3,091,796	101,411
	Armstrong World Industries Inc.	1,254,660	99,645
	Tetra Tech Inc.	1,410,013	99,575
	Sealed Air Corp.	3,996,585	98,756
	Landstar System Inc.	1,022,087	97,977
	Exponent Inc.	1,340,568	96,400
	MAXIMUS Inc.	1,654,534	96,294
	Allison Transmission Holdings Inc.	2,929,389	95,527
	Graphic Packaging Holding Co.	7,517,783	91,717
	MSA Safety Inc.	901,245	91,206
	Woodward Inc.	1,525,190	90,657
	EMCOR Group Inc.	1,452,618	89,075
	Cognex Corp.	2,102,667	88,775
	Acuity Brands Inc.	1,025,589	87,852
	Jabil Inc.	3,553,262	87,339
	Hexcel Corp.	2,182,910	81,182
	ManpowerGroup Inc.	1,524,887	80,804
	Flowserve Corp.	3,379,578	80,738
	Littelfuse Inc.	598,593	79,864
*	Paylocity Holding Corp.	899,951	79,484
*	SiteOne Landscape Supply Inc.	1,069,966	78,771
*	Aerojet Rocketdyne Holdings Inc.	1,832,778	76,665
	KBR Inc.	3,668,235	75,859
	AGCO Corp.	1,561,425	73,777
	Tradeweb Markets Inc. Class A	1,703,755	71,626
*	AMN Healthcare Services Inc.	1,207,540	69,808
*	RBC Bearings Inc.	614,401	69,298
*	Novanta Inc.	860,647	68,748
	Brink's Co.	1,292,814	67,291
	AO Smith Corp.	1,775,607	67,136
	Regal Beloit Corp.	1,058,459	66,630
*	Clean Harbors Inc.	1,297,694	66,624
*	Coherent Inc.	624,476	66,450
	nVent Electric plc	3,934,159	66,369
	Avnet Inc.	2,609,232	65,492
*	Anixter International Inc.	744,253	65,398

		Shares	Market Value ($000)
	Pentair plc	2,174,566	64,715
	Crane Co.	1,315,213	64,682
	Spirit AeroSystems Holdings Inc. Class A	2,677,313	64,068
*	Kirby Corp.	1,473,761	64,064
	Simpson Manufacturing Co. Inc.	1,033,283	64,043
	MSC Industrial Direct Co. Inc. Class A	1,163,942	63,982
*,1	II-VI Inc.	2,231,059	63,585
*	TopBuild Corp.	878,230	62,916
	CoreLogic Inc.	2,057,930	62,849
	Eagle Materials Inc.	1,074,813	62,791
	Air Lease Corp. Class A	2,773,655	61,409
	John Bean Technologies Corp.	818,356	60,779
*	Advanced Disposal Services Inc.	1,847,906	60,611
	Watts Water Technologies Inc. Class A	714,430	60,477
	UniFirst Corp.	395,328	59,730
	Rexnord Corp.	2,605,325	59,063
	Valmont Industries Inc.	554,351	58,750
*	XPO Logistics Inc.	1,194,258	58,220
	Silgan Holdings Inc.	2,005,783	58,208
	Timken Co.	1,750,807	56,621
	GATX Corp.	904,758	56,602
	Universal Forest Products Inc.	1,508,473	56,100
	FLIR Systems Inc.	1,734,795	55,323
	Brady Corp. Class A	1,218,365	54,985
*	Itron Inc.	972,331	54,285
	EnerSys	1,091,351	54,044
	Robert Half International Inc.	1,427,995	53,907
*	Integer Holdings Corp.	844,160	53,064
	Louisiana-Pacific Corp.	3,042,752	52,274
	Barnes Group Inc.	1,245,578	52,103
	AAON Inc.	1,076,707	52,026
*,1	MasTec Inc.	1,577,266	51,624
	ManTech International Corp. Class A	696,641	50,625
*	Proto Labs Inc.	656,177	49,955
*	Saia Inc.	671,291	49,367
	Vishay Intertechnology Inc.	3,415,864	49,223
	ESCO Technologies Inc.	637,504	48,393
	Macquarie Infrastructure Corp.	1,902,645	48,042
	Franklin Electric Co. Inc.	1,018,579	48,006
*	Sanmina Corp.	1,721,321	46,958
*	ASGN Inc.	1,298,847	45,875
	Applied Industrial Technologies Inc.	1,002,557	45,837
	Otter Tail Corp.	1,028,868	45,743
*	Rogers Corp.	481,174	45,432
*	Colfax Corp.	2,281,590	45,175
*	Summit Materials Inc. Class A	2,906,113	43,592
*	ExlService Holdings Inc.	836,281	43,512
	Belden Inc.	1,173,647	42,345
	Werner Enterprises Inc.	1,163,895	42,203
	Moog Inc. Class A	830,987	41,990
	ABM Industries Inc.	1,719,271	41,881
*	Plexus Corp.	754,681	41,175
*	TriNet Group Inc.	1,085,794	40,891
	World Fuel Services Corp.	1,618,295	40,749
	Badger Meter Inc.	751,101	40,259
	Kennametal Inc.	2,140,304	39,852
*	Ambarella Inc.	813,495	39,503
	Trinity Industries Inc.	2,379,132	38,233

		Shares	Market Value ($000)
	Albany International Corp. Class A	793,499	37,556
*	Hub Group Inc. Class A	818,362	37,211
*	SPX Corp.	1,139,047	37,179
	Forward Air Corp.	726,924	36,819
	Insperity Inc.	982,562	36,650
*	Builders FirstSource Inc.	2,995,275	36,632
	Ryder System Inc.	1,376,067	36,383
	Alliance Data Systems Corp.	1,052,203	35,407
	Korn Ferry	1,446,005	35,167
*	AeroVironment Inc.	556,852	33,946
	Matson Inc.	1,106,406	33,878
	Mueller Industries Inc.	1,409,057	33,733
	EVERTEC Inc.	1,483,895	33,729
	Advanced Drainage Systems Inc.	1,143,694	33,670
	Triton International Ltd.	1,296,964	33,552
	Cubic Corp.	807,381	33,353
	Comfort Systems USA Inc.	902,762	32,996
	McGrath RentCorp	629,187	32,957
	Mueller Water Products Inc. Class A	4,084,915	32,720
*	Knowles Corp.	2,361,640	31,599
*	SPX FLOW Inc.	1,103,091	31,350
*	OSI Systems Inc.	452,127	31,161
*	Masonite International Corp.	642,362	30,480
	Mobile Mini Inc.	1,141,145	29,932
*	Beacon Roofing Supply Inc.	1,777,033	29,392
	Altra Industrial Motion Corp.	1,676,294	29,318
	O-I Glass Inc.	4,011,320	28,520
	Helios Technologies Inc.	746,371	28,302
	Deluxe Corp.	1,084,905	28,132
	Schneider National Inc. Class B	1,453,607	28,113
	Kaman Corp.	722,415	27,791
*	Allegheny Technologies Inc.	3,258,665	27,699
*	Sykes Enterprises Inc.	1,020,482	27,675
*	Huron Consulting Group Inc.	591,770	26,843
*	TriMas Corp.	1,157,795	26,745
*	Air Transport Services Group Inc.	1,462,270	26,730
	Covanta Holding Corp.	3,074,988	26,291
*	Fabrinet	478,788	26,123
	Tennant Co.	450,272	26,093
	Enerpac Tool Group Corp. Class A	1,557,952	25,784
	Lindsay Corp.	280,506	25,689
*	Atkore International Group Inc.	1,212,485	25,547
*	TTM Technologies Inc.	2,464,321	25,481
	Terex Corp.	1,755,835	25,214
	Fluor Corp.	3,604,965	24,910
*	WESCO International Inc.	1,078,445	24,642
	Methode Electronics Inc.	912,786	24,125
	Rush Enterprises Inc. Class A	754,097	24,071
	Boise Cascade Co.	1,009,832	24,014
*	Verra Mobility Corp. Class A	3,289,281	23,485
*	Pluralsight Inc. Class A	2,104,475	23,107
*,1	Cimpress plc	433,831	23,080
*,1	Virgin Galactic Holdings Inc.	1,528,814	22,596
*	MACOM Technology Solutions Holdings Inc.	1,193,456	22,592
	Heartland Express Inc.	1,172,701	21,777
	Encore Wire Corp.	517,695	21,738
*	Installed Building Products Inc.	543,114	21,654
	EnPro Industries Inc.	540,883	21,408

		Shares	Market Value ($000)
*	Navistar International Corp.	1,288,119	21,241
	Greif Inc. Class A	680,023	21,142
	Astec Industries Inc.	573,258	20,047
*	Dycom Industries Inc.	777,883	19,953
*	FARO Technologies Inc.	446,666	19,877
*	Livent Corp.	3,780,079	19,845
	Raven Industries Inc.	931,804	19,782
*	Cardtronics plc Class A	922,415	19,297
	AZZ Inc.	684,114	19,237
	Benchmark Electronics Inc.	959,387	19,178
	Primoris Services Corp.	1,200,238	19,084
	Granite Construction Inc.	1,209,137	18,355
*	Kratos Defense & Security Solutions Inc.	1,301,544	18,013
	TTEC Holdings Inc.	480,529	17,645
*	Atlas Air Worldwide Holdings Inc.	667,939	17,146
[1]	Maxar Technologies Inc.	1,547,620	16,529
*	JELD-WEN Holding Inc.	1,696,828	16,510
*	Parsons Corp.	512,159	16,369
*	GMS Inc.	1,019,475	16,036
	Standex International Corp.	325,957	15,978
*,1	Resideo Technologies Inc.	3,193,034	15,454
	AAR Corp.	865,353	15,369
	Greenbrier Cos. Inc.	852,216	15,118
*	Evo Payments Inc. Class A	958,450	14,664
*	Harsco Corp.	2,026,587	14,125
*	Aegion Corp. Class A	778,626	13,961
	Gorman-Rupp Co.	443,580	13,844
	Apogee Enterprises Inc.	657,551	13,690
	Kforce Inc.	524,494	13,411
*	SEACOR Holdings Inc.	488,329	13,165
	Griffon Corp.	1,034,192	13,083
*	Thermon Group Holdings Inc.	855,456	12,892
*	TrueBlue Inc.	991,061	12,646
[1]	ADT Inc.	2,876,172	12,425
	H&E Equipment Services Inc.	836,003	12,273
*	Veeco Instruments Inc.	1,268,764	12,142
	MTS Systems Corp.	500,132	11,253
	ArcBest Corp.	633,188	11,093
*	Conduent Inc.	4,419,519	10,828
*	Evolent Health Inc. Class A	1,962,290	10,655
*	Vicor Corp.	238,436	10,620
	Hyster-Yale Materials Handling Inc.	264,047	10,586
	Kelly Services Inc. Class A	818,175	10,383
	Wabash National Corp.	1,360,452	9,822
*,1	Bill.Com Holdings Inc.	273,851	9,366
	Resources Connection Inc.	806,927	8,852
	Quanex Building Products Corp.	842,709	8,495
*	Gates Industrial Corp. plc	1,140,319	8,416
	Triumph Group Inc.	1,231,013	8,322
*	Manitowoc Co. Inc.	927,703	7,885
	International Seaways Inc.	324,774	7,759
*	Tutor Perini Corp.	1,050,352	7,058
	Greif Inc. Class B	172,265	6,901
*	CIRCOR International Inc.	520,654	6,055
*,1	GreenSky Inc. Class A	1,460,256	5,578
*	Team Inc.	777,258	5,052
	Rush Enterprises Inc. Class B	119,179	3,636
*	Astronics Corp.	308,101	2,828

		Shares	Market Value ($000)
	REV Group Inc.	664,539	2,771
*	Mistras Group Inc.	515,828	2,197
*	Donnelley Financial Solutions Inc.	390,762	2,059
*	Modine Manufacturing Co.	575,997	1,872
	Quad/Graphics Inc.	359,702	906
			14,239,527
Oil & Gas (1.4%)
	Cabot Oil & Gas Corp.	5,278,360	90,735
*	Enphase Energy Inc.	2,216,254	71,563
*	First Solar Inc.	1,908,969	68,837
	Arcosa Inc.	1,249,951	49,673
	EQT Corp.	6,616,842	46,781
	Parsley Energy Inc. Class A	7,759,688	44,463
	Cimarex Energy Co.	2,628,659	44,240
	Helmerich & Payne Inc.	2,648,593	41,450
*	WPX Energy Inc.	10,736,664	32,747
	Delek US Holdings Inc.	1,920,454	30,266
*	Dril-Quip Inc.	942,903	28,759
*	Chart Industries Inc.	925,451	26,820
[1]	Equitrans Midstream Corp.	5,283,625	26,577
*,1	Southwestern Energy Co.	14,011,315	23,679
[1]	Murphy Oil Corp.	3,835,280	23,510
	PBF Energy Inc. Class A	2,649,262	18,757
*	CNX Resources Corp.	3,358,010	17,865
*,1	Transocean Ltd.	15,059,735	17,469
*	PDC Energy Inc.	2,576,704	16,001
[1]	Antero Midstream Corp.	7,222,581	15,167
*	NOW Inc.	2,829,549	14,600
	Archrock Inc.	3,842,153	14,447
	Cactus Inc. Class A	1,193,869	13,849
	CVR Energy Inc.	800,153	13,227
[1]	Range Resources Corp.	5,495,301	12,529
*,1	Magnolia Oil & Gas Corp. Class A	3,123,046	12,492
[1]	Core Laboratories NV	1,172,721	12,126
*,1	Apergy Corp.	2,054,556	11,814
	Patterson-UTI Energy Inc.	4,698,912	11,042
*,1	SunPower Corp.	2,127,370	10,786
*	MRC Global Inc.	2,042,307	8,700
*,1	Chesapeake Energy Corp.	50,157,109	8,662
*	Oceaneering International Inc.	2,536,226	7,457
*,1	Matador Resources Co.	2,941,594	7,295
*	Helix Energy Solutions Group Inc.	3,562,165	5,842
*	ProPetro Holding Corp.	2,265,706	5,664
*	Callon Petroleum Co.	10,109,052	5,539
*	NexTier Oilfield Solutions Inc.	4,170,819	4,880
*,1	Antero Resources Corp.	6,820,405	4,862
	Berry Corp.	1,685,913	4,063
	Liberty Oilfield Services Inc. Class A	1,401,895	3,771
	Nabors Industries Ltd.	9,132,264	3,563
[1]	SM Energy Co.	2,843,719	3,469
*,1	Diamond Offshore Drilling Inc.	1,746,598	3,196
[1]	RPC Inc.	1,485,398	3,060
*	Oil States International Inc.	1,468,230	2,981
*	Oasis Petroleum Inc.	7,661,168	2,681
*,1	Denbury Resources Inc.	12,972,653	2,395
*,1	Valaris plc Class A	5,194,970	2,338
*,1	Tellurian Inc.	2,540,213	2,296
*	Newpark Resources Inc.	2,318,589	2,080

		Shares	Market Value ($000)
	QEP Resources Inc.	5,965,719	1,996
	Green Plains Inc.	395,893	1,920
*	Laredo Petroleum Inc.	4,965,530	1,886
*,1	Whiting Petroleum Corp.	2,488,006	1,668
*	Exterran Corp.	344,381	1,653
*,1	Gulfport Energy Corp.	3,652,403	1,624
*,1	Centennial Resource Development Inc. Class A	5,199,588	1,368
*,1	Noble Corp. plc	2,835,341	737
*,1	Extraction Oil & Gas Inc.	804,812	340
			970,257
Other (0.0%)[3]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
*,2	A. Schulman Inc. CVR	670,110	290
*,2	First Eagle Private Credit LLC CVR	651,238	157
*,2	Media General Inc. CVR	2,475,062	96
*,2	Clinical Data Care CVR	297,875	1
			2,122
Technology (14.7%)
*	DocuSign Inc. Class A	3,644,726	336,773
	Leidos Holdings Inc.	3,665,277	335,923
*	Tyler Technologies Inc.	1,009,527	299,385
*	EPAM Systems Inc.	1,352,273	251,063
	Teradyne Inc.	4,340,206	235,109
*	Coupa Software Inc.	1,626,846	227,319
	Cypress Semiconductor Corp.	9,596,604	223,793
*	RingCentral Inc. Class A	968,599	205,256
	Monolithic Power Systems Inc.	1,068,632	178,953
*	Guidewire Software Inc.	2,138,140	169,576
*	Aspen Technology Inc.	1,765,998	167,893
*	MongoDB Inc. Class A	1,219,673	166,534
*	PTC Inc.	2,690,750	164,701
*	Ciena Corp.	4,006,689	159,506
	Entegris Inc.	3,493,794	156,417
*	Zendesk Inc.	2,404,876	153,936
*	Proofpoint Inc.	1,461,949	149,981
*	HubSpot Inc.	1,053,668	140,338
*	Lumentum Holdings Inc.	1,899,438	139,989
*	CACI International Inc. Class A	648,691	136,971
*	ON Semiconductor Corp.	10,638,316	132,341
*	Ceridian HCM Holding Inc.	2,609,058	130,636
*	Avalara Inc.	1,693,606	126,343
*	Nuance Communications Inc.	7,315,975	122,762
*	Tech Data Corp.	917,742	120,087
*	Alteryx Inc. Class A	1,208,256	114,990
	MKS Instruments Inc.	1,411,678	114,981
*	Five9 Inc.	1,501,890	114,834
	Science Applications International Corp.	1,494,720	111,551
*	RealPage Inc.	2,088,367	110,537
*	Smartsheet Inc. Class A	2,566,141	106,520
	LogMeIn Inc.	1,264,703	105,324
	CDK Global Inc.	3,143,185	103,254
*	Zscaler Inc.	1,654,650	100,702
*	Cree Inc.	2,789,837	98,928
*	Cirrus Logic Inc.	1,495,579	98,155
*	Silicon Laboratories Inc.	1,122,365	95,861
*	Inphi Corp.	1,183,946	93,733
*	Everbridge Inc.	874,010	92,960

		Shares	Market Value ($000)
	J2 Global Inc.	1,198,282	89,691
	Cogent Communications Holdings Inc.	1,089,244	89,285
	Cabot Microelectronics Corp.	753,617	86,018
*	Manhattan Associates Inc.	1,652,206	82,313
*	Anaplan Inc.	2,558,211	77,411
	SYNNEX Corp.	1,058,753	77,395
*	Verint Systems Inc.	1,726,021	74,219
*	Qualys Inc.	852,303	74,142
*	Pure Storage Inc. Class A	5,965,823	73,380
	Pegasystems Inc.	1,025,310	73,033
*	Nutanix Inc. Class A	4,492,176	70,976
	Blackbaud Inc.	1,272,611	70,694
*	Envestnet Inc.	1,289,378	69,343
*	Dynatrace Inc.	2,905,222	69,260
*	ACI Worldwide Inc.	2,840,851	68,607
*	Viavi Solutions Inc.	5,945,312	66,647
*	Q2 Holdings Inc.	1,122,553	66,298
	Perspecta Inc.	3,563,193	64,993
*	Acacia Communications Inc.	961,804	64,614
*	Semtech Corp.	1,718,743	64,453
	Power Integrations Inc.	722,385	63,808
*	New Relic Inc.	1,368,570	63,283
*	Lattice Semiconductor Corp.	3,458,074	61,623
*	Blackline Inc.	1,152,943	60,656
*	Teradata Corp.	2,905,516	59,534
*	Change Healthcare Inc.	5,847,544	58,417
*	NCR Corp.	3,298,931	58,391
*	Elastic NV	1,027,935	57,369
*	FireEye Inc.	5,325,408	56,343
*	Premier Inc. Class A	1,718,218	56,220
*	ViaSat Inc.	1,506,317	54,107
	Brooks Automation Inc.	1,773,522	54,092
*	Box Inc. Class A	3,634,983	51,035
*	Rapid7 Inc.	1,148,128	49,748
*	Advanced Energy Industries Inc.	990,320	48,021
*	Varonis Systems Inc.	748,455	47,654
*	Synaptics Inc.	822,194	47,580
*	Cornerstone OnDemand Inc.	1,490,615	47,327
*	Appfolio Inc. Class A	424,162	47,061
*	CommScope Holding Co. Inc.	5,021,788	45,748
*	NetScout Systems Inc.	1,834,691	43,427
	DXC Technology Co.	3,309,244	43,186
*	CommVault Systems Inc.	1,063,852	43,065
*	Diodes Inc.	1,056,293	42,922
*	Bottomline Technologies DE Inc.	1,133,776	41,553
*	FormFactor Inc.	1,955,680	39,290
*	EchoStar Corp. Class A	1,223,683	39,121
*	Insight Enterprises Inc.	910,790	38,372
	NIC Inc.	1,642,459	37,777
*	SVMK Inc.	2,783,219	37,601
	Progress Software Corp.	1,156,841	37,019
*	Cloudera Inc.	4,696,086	36,958
*	Alarm.com Holdings Inc.	940,838	36,608
	InterDigital Inc.	806,564	35,997
	CSG Systems International Inc.	852,511	35,678
*	LivePerson Inc.	1,539,703	35,028
*,1	Appian Corp. Class A	842,583	33,897
*	SailPoint Technologies Holding Inc.	2,192,605	33,371

		Shares	Market Value ($000)
*	Rambus Inc.	2,886,779	32,043
*	Inovalon Holdings Inc. Class A	1,859,133	30,973
*	PROS Holdings Inc.	979,609	30,397
*	Allscripts Healthcare Solutions Inc.	4,198,187	29,555
*	Workiva Inc. Class A	829,462	26,816
*	MicroStrategy Inc. Class A	213,572	25,223
*,1	Altair Engineering Inc. Class A	942,402	24,974
*,1	Infinera Corp.	4,686,798	24,840
	Switch Inc. Class A	1,685,532	24,322
*	Cloudflare Inc. Class A	1,013,056	23,787
	Ubiquiti Inc.	167,868	23,767
*,1	Avaya Holdings Corp.	2,868,006	23,202
*,1	3D Systems Corp.	2,916,696	22,488
*,1	Yext Inc.	2,182,909	22,244
*	Tenable Holdings Inc.	1,016,279	22,216
	TiVo Corp.	3,103,242	21,971
*	Covetrus Inc.	2,463,278	20,051
*	Unisys Corp.	1,612,902	19,919
*	MaxLinear Inc. Class A	1,653,958	19,302
*	SolarWinds Corp.	1,202,538	18,844
	Xperi Corp.	1,288,558	17,924
*,1	Livongo Health Inc.	613,368	17,499
*	NETGEAR Inc.	744,697	17,009
	Shutterstock Inc.	504,442	16,223
*,1	Zuora Inc. Class A	1,932,789	15,559
*	Blucora Inc.	1,257,340	15,151
*	ScanSource Inc.	662,227	14,165
*	Cerence Inc.	895,296	13,788
*,1	PagerDuty Inc.	787,708	13,612
*	CEVA Inc.	533,801	13,308
*	NextGen Healthcare Inc.	1,259,130	13,145
*	Amkor Technology Inc.	1,552,286	12,092
*	Fastly Inc. Class A	613,602	11,646
*	Eventbrite Inc. Class A	1,474,615	10,765
*	Schrodinger Inc.	240,006	10,349
*	Medallia Inc.	494,560	9,911
*	Virtusa Corp.	346,569	9,843
	ADTRAN Inc.	1,192,324	9,157
[1]	Ebix Inc.	596,319	9,052
	Pitney Bowes Inc.	4,435,104	9,048
	Plantronics Inc.	876,582	8,818
*,1	Ping Identity Holding Corp.	409,212	8,192
*	Forrester Research Inc.	267,393	7,816
*	nLight Inc.	683,109	7,166
*	Health Catalyst Inc.	238,760	6,244
*	Benefitfocus Inc.	686,689	6,118
*	Sciplay Corp. Class A	588,022	5,601
*	Loral Space & Communications Inc.	295,135	4,796
*	MobileIron Inc.	1,261,315	4,793
*	Endurance International Group Holdings Inc.	1,919,904	3,705
*	Diebold Nixdorf Inc.	947,968	3,337
*,1	Gogo Inc.	1,477,955	3,133
*	SecureWorks Corp. Class A	182,355	2,099
*	Casa Systems Inc.	313,271	1,096
*,2	ESC Inc.	529,410	406
			10,165,074
Telecommunications (0.6%)
*	GCI Liberty Inc. Class A	2,486,961	141,682

			Shares	Market Value ($000)
*		Iridium Communications Inc.	2,875,082	64,201
		Shenandoah Telecommunications Co.	1,224,791	60,321
*		Vonage Holdings Corp.	5,954,442	43,051
		Telephone & Data Systems Inc.	2,488,542	41,708
*		8x8 Inc.	2,461,761	34,120
		ATN International Inc.	272,875	16,020
*		United States Cellular Corp.	418,726	12,264
*,1		GTT Communications Inc.	801,957	6,376
*		WideOpenWest Inc.	1,322,724	6,296
*,1		Globalstar Inc.	17,089,379	5,035
*,1		Intelsat SA	2,010,798	3,076
				434,150
Utilities (3.9%)
		Atmos Energy Corp.	3,087,492	306,372
		Essential Utilities Inc.	5,587,897	227,427
		UGI Corp.	5,410,502	144,298
*		PG&E Corp.	13,703,529	123,195
		Hawaiian Electric Industries Inc.	2,821,133	121,450
		IDACORP Inc.	1,304,585	114,529
		ONE Gas Inc.	1,362,672	113,947
		Portland General Electric Co.	2,315,575	111,009
		Black Hills Corp.	1,591,785	101,922
		Spire Inc.	1,250,517	93,138
		Southwest Gas Holdings Inc.	1,305,169	90,788
		NRG Energy Inc.	3,093,358	84,325
		New Jersey Resources Corp.	2,465,731	83,761
		ALLETE Inc.	1,334,910	81,002
		National Fuel Gas Co.	2,163,795	80,688
		PNM Resources Inc.	2,059,510	78,261
		NorthWestern Corp.	1,306,227	78,152
		American States Water Co.	951,960	77,813
		Avista Corp.	1,725,133	73,301
		El Paso Electric Co.	1,054,716	71,678
		Ormat Technologies Inc.	1,054,713	71,362
		California Water Service Group	1,244,037	62,600
		South Jersey Industries Inc.	2,395,186	59,880
		MGE Energy Inc.	895,750	58,645
		Northwest Natural Holding Co.	789,016	48,722
		Clearway Energy Inc. Class C	2,030,547	38,174
		TerraForm Power Inc. Class A	2,349,813	37,056
*		Evoqua Water Technologies Corp.	2,247,556	25,195
*		Sunrun Inc.	2,136,880	21,582
		Clearway Energy Inc. Class A	896,977	15,401
*,1		Bloom Energy Corp. Class A	1,557,309	8,145
*,1		Vivint Solar Inc.	547,759	2,394
				2,706,212
Total Common Stocks (Cost $75,529,197)				68,579,406
		Coupon
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund	0.943%	17,159,810	1,713,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.521%	4/2/20	33,650	33,650
[6]	United States Treasury Bill	1.543%	4/16/20	380	380
					34,030
Total Temporary Cash Investments (Cost $1,749,675)					1,747,952
Total Investments (101.4%) (Cost $77,278,872)					70,327,358
Other Assets and Liabilities—Net (-1.4%)[5,6,7]					(984,746)
Net Assets (100.0%)					69,342,612
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,011,322,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,133,512,000 was received for securities on loan, of which $1,114,764,000 is held in Vanguard Market Liquidity Fund and $18,748,000 is held in cash.
6	Securities with a value of $380,000 and cash of $78,790,000 have been segregated as initial margin for open futures contracts.
7	Cash of $20,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	6,273	359,945	(4,212)
E-mini S&P Mid-Cap 400 Index	June 2020	1,927	277,064	(18,949)
				(23,161)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alliance Data Systems Corp.	2/2/21	GSI	1,241	(0.947)	105	—
Alliance Data Systems Corp.	2/2/21	GSI	1,502	(0.929)	—	(156)
Assurant Inc.	2/2/21	GSI	4,195	(0.612)	1,009	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Assurant Inc.	2/2/21	GSI	2,814	(0.614)	828	—
Assurant Inc.	2/2/21	GSI	3,261	(0.947)	381	—
National Fuel Gas Co.	9/2/20	BOANA	2,461	(0.615)	179	—
Ollie's Bargain Outlet Holdings Inc.	2/2/21	GSI	22,895	(0.989)	275	—
VICI Properties Inc.	2/2/21	GSI	37,680	(0.612)	13,124	—
Zendesk Inc.	2/2/21	GSI	32,680	(0.989)	—	(675)
					15,901	(831)
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2020, a counterparty had deposited in a segregated account securities with a value of $13,967,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	68,493,627	83,238	2,541	68,579,406
Temporary Cash Investments	1,713,922	34,030	—	1,747,952
Total	70,207,549	117,268	2,541	70,327,358

Derivative Financial Instruments
Assets
Swap Contracts	—	15,901	—	15,901
Liabilities
Futures Contracts[1]	5,432	—	—	5,432
Swap Contracts	—	831	—	831
Total	5,432	831	—	6,263
1	Represents variation margin on the last day of the reporting period.